PARENT COMPANY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Income Statement
Parent Company Income Statements

For the year ended December 31 (in millions)	2023	2022	2021
Administrative and general expenses	$(31)	$(23)	$(17)
Other (loss)/income	—	(12)	12
Dividends from subsidiaries	83	152	109
Operating profit	$52	$117	$104
Interest (expense)/income	(1)	1	—
Profit before taxation	51	118	104
Tax benefit	7	8	12
Net income	$58	$126	$116

Condensed Balance Sheet
Parent Company Balance Sheets

As at December 31 (in millions)	2023	2022	2021
Assets
Non-current assets
Investments in subsidiaries	1,551	1,550	1,508
Deferred tax assets	19	12	—
	$1,570	$1,562	$1,508
Current assets
Amounts due from subsidiaries	1	1	—
Other assets	6	4	9
Cash and cash equivalents	34	60	21
	41	65	30
Total assets	$1,611	$1,627	$1,538
Liabilities
Current liabilities
Trade and other payables	(34)	(21)	(9)
Amounts due to subsidiaries	(17)	(54)	(2)
	(51)	(75)	(11)
Non-current liabilities
Other liabilities	(15)	(22)	(32)
Total liabilities	$(66)	$(97)	$(43)
Net assets	$1,545	$1,530	$1,495
Equity
Share capital	68	68	70
Share premium	11	8	7
Capital redemption reserve	7	6	3
Retained earnings	1,459	1,448	1,415
Total equity	$1,545	$1,530	$1,495

Condensed Statement of Equity
Parent Company Statements of Changes in Equity

(in millions)	Share capital	Share premium	Capital redemption reserve	Retained earnings	Total equity
Balance at January 1, 2021	$73	$6	$—	$1,397	$1,476
Comprehensive income
Net income for the financial year	—	—	—	116	116
Total comprehensive income	$—	$—	$—	$116	$116
Transactions recognized directly in equity
Shares issued	—	1	—	—	1
Shares repurchased and canceled	(3)	—	3	(101)	(101)
Share-based payments	—	—	—	11	11
Settlement of tax on equity awards	—	—	—	(1)	(1)
Taxation on share-based payments	—	—	—	(7)	(7)
Total transactions recognized directly in equity	$(3)	$1	$3	$(98)	$(97)
Balance at December 31, 2021	$70	$7	$3	$1,415	$1,495

Balance at January 1, 2022	$70	$7	$3	$1,415	$1,495
Comprehensive income
Net income for the financial year	—	—	—	126	126
Total comprehensive income	—	—	—	126	126
Transactions recognized directly in equity
Shares issued	1	1	—	—	2
Shares repurchased and canceled	(3)	—	3	(90)	(90)
Transfer to share repurchase liability	—	—	—	(9)	(9)
Share-based payments	—	—	—	16	16
Settlement of tax on equity awards	—	—	—	(10)	(10)
Total transactions recognized directly in equity	$(2)	$1	$3	$(93)	$(91)
Balance at December 31, 2022	$68	$8	$6	$1,448	$1,530

Balance at January 1, 2023	$68	$8	$6	$1,448	$1,530
Comprehensive income
Net income for the financial year	—	—	—	58	58
Total comprehensive income	$—	$—	$—	$58	$58
Transactions recognized directly in equity
Shares issued	1	3	—	—	4
Shares repurchased and canceled	(1)	—	1	(33)	(33)
Transfer to share repurchase liability	—	—	—	(23)	(23)
Transfer from share repurchase liability	—	—	—	9	9
Share-based payments	—	—	—	22	22
Settlement of tax on equity awards	—	—	—	(22)	(22)
Total transactions recognized directly in equity	$—	$3	$1	$(47)	$(43)
Balance at December 31, 2023	$68	$11	$7	$1,459	$1,545

Condensed Cash Flow Statement
Parent Company Cash Flow Statements

For the year ended December 31 (in millions)	2023	2022	2021
Cash flows from operating activities:
Operating profit	52	117	104
Settlement of tax on employee awards	—	(10)	(1)
Impact from foreign exchange movements	—	(1)	—
(Increase)/decrease in other assets	(2)	5	(7)
(Increase)/decrease in amounts due from subsidiaries	(1)	(1)	3
(Decrease)/increase in trade and other payables	(1)	3	(1)
(Decrease)/increase in amounts due to subsidiaries	(40)	49	1
Decrease in other liabilities	(8)	(10)	(8)
Cash generated from operations	$—	$152	$91
Interest received	3	1	—
Taxes refunded - Group relief	—	—	11
Net cash inflow from operating activities	$3	$153	$102

Net cash flows from investing activities
Investment in subsidiaries	—	(26)	—
Net cash outflow from investing activities	$—	$(26)	$—

Cash flows from financing activities
Proceeds from the issuance of ordinary shares	4	2	1
Shares repurchased and canceled	(33)	(90)	(101)
Net cash outflow from financing activities	$(29)	$(88)	$(100)

Net (decrease)/increase in cash and cash equivalents	(26)	39	2
Cash and cash equivalents at beginning of the year	60	21	19
Cash and cash equivalents at end of the year	$34	$60	$21

Description Of Prior Period Adjustments Explanatory
Reconciliations of Parent Company financial information

As at December 31 (in millions)	2023	2022	2021
Profit/(loss) reconciliation
Parent company profit for the year	58	126	116
Additional (loss)/profit if subsidiaries had been accounted for using the equity method	(56)	(179)	89
Consolidated profit/(loss) for the year	$2	$(53)	$205

Equity reconciliation
Parent company equity	1,545	1,530	1,495
Adjustment to equity if subsidiaries had been accounted for using the equity method	(1,545)	(1,479)	(1,292)
Consolidated equity	$—	$51	$203